Inventories, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Inventories
Inventory, Gross	¥ 60,924,560		¥ 59,018,575
Inventory valuation allowance	(1,992,041)		(1,086,419)
Inventories, net	58,932,519	$ 9,031,804	57,932,156
Products
Inventories
Inventory, Gross	60,454,174		58,795,341
Packing materials and others
Inventories
Inventory, Gross	¥ 470,386		¥ 223,234